Stockholders' Deficit - Additional Information (Detail)						1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 28, 2020 USD ($) $ / shares shares	Aug. 25, 2020 $ / shares shares	Aug. 24, 2020 $ / shares	Aug. 20, 2020 $ / shares	Jun. 30, 2020 USD ($) $ / shares shares	Jan. 31, 2020 USD ($) $ / shares shares	Mar. 31, 2021 USD ($) $ / shares shares	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 $ / shares shares
Components Of Common Stock [Line Items]
Votes per each common stock share							1		1
Common stock shares reserved for issuance							4,386,985		4,318,357
Reverse stock split ratio			0.8741000000	1.14396
Common stock, par value | $ / shares	$ 10.00		$ 0.001	$ 0.001	$ 5.50		$ 0.001		$ 0.001	$ 0.001
Reverse stock split description				On August 20, 2020, the board of directors adopted resolutions proposing that each 1.14396 shares of the Company's issued and outstanding common stock, par value $0.001 per share, be automatically converted into one fully paid and nonassessable share of common stock, par value $0.001 (the "Reverse Stock Split") with cash in lieu of fractional shares.					On August 20, 2020, the board of directors adopted resolutions proposing that each 1.14396 shares of the Company's issued and outstanding common stock, par value $0.001 per share, be automatically converted into one fully paid and nonassessable share of common stock, par value $0.001 (the "Reverse Stock Split") with cash in lieu of fractional shares.
Issuance of common stock, Shares	44,143
Proceeds from issuance of common stock | $								$ 4,870	$ 4,870
Additional rights or options granted	0	0
Stock issued in consideration for early settlement of note | $	$ 441,432
Stock issued during period, warrant exercised		13,301							0	0
Number of warrant exercised		21,854
Strike price of warrant exercised | $ / shares		$ 2.31
Consulting Services [Member]
Components Of Common Stock [Line Items]
Additional rights or options granted							0
Shares issued in exchange for consulting services							9,000
Fair value of stock issued in exchange for consulting services | $							$ 60,391
Consulting Services [Member] | Selling, General and Administrative
Components Of Common Stock [Line Items]
Fair value of stock issued in exchange for consulting services | $							$ 60,391
Private Placement [Member]
Components Of Common Stock [Line Items]
Issuance of common stock, Shares					11,594	874
Shares issued price per share | $ / shares					$ 5.50	$ 5.57
Proceeds from issuance of common stock | $						$ 4,870
Additional rights or options granted					0	0
Stock issued in consideration for early settlement of note | $					$ 63,800
IPO
Components Of Common Stock [Line Items]
Issuance of common stock, Shares	1,800,000
Proceeds from issuance of common stock | $	$ 14,600,000
Stock issuance cost | $	$ 3,400,000